Correction of errors - Segments (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Correction of errors
Revenues		€ 26,009	€ 23,178	[1],[2]	€ 22,338	[2]
Gross profit		(8,753)	(8,474)	[1],[2]	(11,311)	[2]
Systems
Correction of errors
Revenues	€ 3,146	12,248	11,534		13,081
Gross profit	€ 1,329	€ 3,708	€ 4,258		€ 3,197
Gross profit in %	42.20%	30.30%	36.90%		24.40%
Services
Correction of errors
Revenues	€ 2,962	€ 13,761	€ 11,644		€ 9,257
Gross profit	€ 1,275	€ 5,437	€ 5,067		€ 3,706
Gross profit in %	43.00%	39.50%	43.50%		40.00%
As previously reported | Systems
Correction of errors
Revenues	€ 3,146		€ 11,534
Gross profit	€ 1,059		€ 3,921
Gross profit in %	33.70%		34.00%
As previously reported | Services
Correction of errors
Revenues	€ 2,962		€ 11,644
Gross profit	€ 1,387		€ 5,433
Gross profit in %	46.80%		46.70%
Adjustments | Systems
Correction of errors
Gross profit	€ 270		€ 337
Adjustments | Services
Correction of errors
Gross profit	€ (112)		€ (366)

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.